PROPERTY AND EQUIPMENT (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Balance, beginning of the period	₺ 56,950	₺ 41,662
Balance, end of the period	90,540	56,950
Collateral, pledge or mortgage on tangible assets	0	0
Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	108,543	80,880
Additions	53,591	27,736
Disposals	(2,098)	(73)
Balance, end of the period	160,036	108,543
Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(51,593)	(39,218)
Additions	(18,973)	(12,428)
Disposals	1,070	53
Balance, end of the period	(69,496)	(51,593)
Motor vehicles | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	1,136	398
Additions	1,021	790
Disposals	(31)	(52)
Balance, end of the period	2,126	1,136
Motor vehicles | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(229)	(135)
Additions	(273)	(132)
Disposals	31	38
Balance, end of the period	(471)	(229)
Furniture and fixtures | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	79,774	55,395
Additions	44,167	24,400
Disposals	(1,419)	(21)
Balance, end of the period	122,522	79,774
Furniture and fixtures | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(38,720)	(29,917)
Additions	(14,392)	(8,818)
Disposals	1,039	15
Balance, end of the period	(52,073)	(38,720)
Leasehold improvements | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	26,985	25,087
Additions	8,403	1,898
Balance, end of the period	35,388	26,985
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(12,644)	(9,166)
Additions	(4,308)	(3,478)
Balance, end of the period	(16,952)	(12,644)
Advances given | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	648
Additions		648
Disposals	₺ (648)
Balance, end of the period		₺ 648